INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax expense computed at statutory rates, see (*) below	[1]	$ 35,673	$ 20,398	$ 20,935
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit		(24,683)	(15,046)	(16,396)
Change in valuation allowance, see Note 19F below		899	3,479	1,432
Permanent differences and other, net		(10,865)	(3,432)	(3,023)
Income tax expense		$ 1,024	$ 5,399	$ 2,948

[1]	The tax expense was computed based on regular Israeli corporate tax rate of 23%.